Fair Value Measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible senior notes	15,783
Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	79,255
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	136,727
Available-for-sale Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount adjustment to reflect sale restriction	25.00%